Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of commitments relating to vessels under construction

As of
December 31,
2019
Not later than one year	801,845
Later than one year and not later than three years	311,190
Total	1,113,035

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

As of
December 31,
2019
Not later than one year	408,143
Later than one year and not later than two years	315,597
Later than two years and not later than three years	283,906
Later than three years and not later than four years	264,042
Later than four years and not later than five years	211,908
Later than five years	554,508
Total	2,038,104